SHARE CAPITAL	12 Months Ended
Dec. 31, 2019
Disclosure of classes of share capital [abstract]
SHARE CAPITAL

a)	Authorized

Unlimited number of common shares with no par value.

Unlimited number of preferred shares with no par value.

b)	Issued and Fully Paid

Common shares: 591,997,138 (December 31, 2018 – 558,316,916).

Preferred shares: nil (December 31, 2018 – nil).

On December 18, 2019, the Company completed a non-brokered private placement raising aggregate gross proceeds of $1,999 (the “December Offering”). Pursuant to the December Offering, the Company issued 7,405,000 common shares of the Company (the “Flow-Through Shares”) that qualify as flow-through shares for purposes of the ITA, at a price of $0.27 per Flow-Through Share. In connection with the December Offering, the Company paid a 5% finder’s fee on the aggregate gross proceeds in common shares, resulting in the issuance of an additional 370,250 common shares of the Company with fair value of $85, and shares issuance costs of $11 in cash. An amount of $1,692 was recorded in share capital, and the remaining $296, representing the implied premium, was recorded as a flow-through share premium liability (Note 12).

On May 16, 2019, the Company completed a non-brokered private placement raising aggregate gross proceeds of $7,411 (the “May Offering”). Pursuant to the May Offering, the Company issued 20,412,995 units of the Company (the "Units") at a price of $0.27 per Unit for gross proceeds of $5,511 and 5,277,777 flow-through units of the Company (the "FT Units") at a price of $0.36 per FT Unit for gross proceeds of $1,900. In connection with the May Offering, the Company paid units issuance costs of $141 in cash. Net proceeds after issuance costs was $7,270. Each Unit consisted of one common share of the Company and one-half of one common share purchase warrant (each whole common share purchase warrant, a "Warrant"). Each Warrant entitles the holder to acquire one common share of the Company until May 16, 2022 at a price of $0.40. Each FT Unit consists of one flow-through common share of the Company that qualifies as a "flow-through share" for the purposes of the ITA and one-half of one Warrant on the same terms as the Warrants forming part of the Units.

An amount of $5,798 was recorded in share capital. The Warrants were valued at $997 using the relative fair value method, and the remaining $475, representing the implied premium, was recorded as a flow-through share premium liability (Note 12).

c)  Warrants

The movements in warrants during the years ended December 31, 2019 and 2018 are summarized as follows:

	Number	Weighted average exercise price
Balance as at December 31, 2017	49,693,409	$0.81
Warrants exercised	(5,131,300)	0.17
Warrants expired	(24,445,254)	0.80
Balance as at December 31, 2018	20,116,855	$0.99
Warrants issued	12,845,383	0.40
Warrants exercised	(214,200)	0.20
Warrants expired	(16,875,040)	1.10
Balance as at December 31, 2019	15,872,998	$0.41

The following table summarizes information about warrants outstanding as at December 31, 2019:

Exercise price	Number of warrants outstanding	Weighted average exercise price ($ per share)	Weighted average remaining life (years)
$0.40	12,845,383	$0.40	2.38
$0.44	3,027,615	$0.44	1.46
	15,872,998	$0.41	2.20

The Warrants issued in 2019 have been valued at $997 ($1,018 net of allocated issuance costs of $21) using the Black-Scholes option pricing model with the following assumptions:

Risk-free interest rate	1.55%
Expected life (years)	3.00 years
Expected volatility(1)	67.22%
Expected dividend yield	Nil

d) Stock Options

The Company has adopted a stock option plan that allows for the granting of stock options to Directors, Officers, employees and certain consultants of the Company for up to 10% of the Company’s issued and outstanding common shares. Stock options granted under the plan may be subject to vesting provisions as determined by the Board of Directors.

The movements in stock options during the years ended December 31, 2019 and 2018 are summarized as follows:

	Number	Weighted average exercise price
Balance as at December 31, 2017	30,608,000	$0.74
Granted – January 15, 2018	9,575,000	0.60
Granted – April 16, 2018	120,000	0.50
Granted – July 20, 2018	50,000	0.43
Granted – October 16, 2018	1,400,000	0.40
Granted – December 10, 2018	12,075,000	0.40
Options exercised	(638,000)	0.17
Options expired	(1,950,000)	1.27
Options forfeited	(2,975,000)	0.68
Balance as at December 31, 2018	48,265,000	$0.61
Granted – January 7, 2019	5,000,000	0.40
Granted – April 1, 2019	750,000	0.40
Granted – April 29, 2019	2,000,000	0.40
Options expired	(7,700,000)	0.68
Options forfeited	(1,387,500)	0.50
Balance as at December 31, 2019	46,927,500	$0.57

The weighted average closing share price at the date of exercise for the year ended December 31, 2019 was $nil (December 31, 2018 – $0.38). No stock options were exercised during the year ended December 31, 2019 (December 31, 2018 – 638,000).

The following table summarizes information about the stock options outstanding as at December 31, 2019:

	Options Exercisable
Exerciseprice	Number of options	Weighted average exercise price ($ per share)	Weighted average remaining life (years)	Number of options	Weighted average exercise price ($ per share)	Weighted average remaining life (years)
$0.01 – 0.50	24,442,500	$0.40	3.39	17,876,875	$0.39	3.15
$0.51 – 1.00	22,485,000	0.75	2.14	22,485,000	0.75	2.14
	46,927,500	$0.57	2.79	40,361,875	$0.59	2.59

During the year ended December 31, 2019, there were 7,750,000 (December 31, 2018 – 23,220,000) stock options granted with an aggregate fair value of $1,550 (December 31, 2018 – $5,116), or a weighted average fair value of $0.20 per option (December 31, 2018 – $0.22). As at December 31, 2019, 6,565,625 (December 31, 2018 – 9,056,250) stock options remain unvested with an aggregate grant date fair value of $392 (December 31, 2018 - $876).

Certain stock options granted were directly attributable to exploration and evaluation expenditures on mineral properties and were therefore capitalized to mineral properties. In addition, certain stock options were subject to vesting provisions. These two factors result in differences between the aggregate fair value of stock options granted and total share-based payments expensed during the periods. Total share-based payments expense during the years ended December 31, 2019 and 2018 was classified within the financial statements as follows:

	For the year ended December 31,
Statements of Net Loss:	2019	2018
General and administration	$824	$2,254
Exploration and evaluation	143	106
Investor relations and marketing communications	325	437
Corporate development and due diligence	304	235
Subtotal	$1,596	$3,032

	For the year ended December 31,
Statements of Financial Position:	2019	2018
Mineral Properties	$572	$1,169
Total	$2,168	$4,201

The grant date fair value of the stock options recognized in the period has been estimated using the Black-Scholes option pricing model with the following weighted average assumptions:

	Year ended	Year ended
	December 31, 2019	December 31, 2018
Risk-free interest rate	2.20%	1.91%
Share price at grant date (in dollars)	$0.36	$0.41
Exercise price (in dollars)	$0.40	$0.48
Expected life (years)	5.00 years	5.00 years
Expected volatility(1)	71.86%	70.87%
Forfeiture rate	5.00%	2.64%
Expected dividend yield	Nil	Nil

(1)	The computation of expected volatility prior to the December 10, 2018 option grant was based on the historical volatility of comparable companies from a representative peer group of publicly traded mineral exploration companies. Commencing December 10, 2018, the computation of expected volatility was based on the Company’s historical price volatility, over a period which approximates the expected life of the option.